UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3864

                        Oppenheimer Multiple Strategies Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. The Fund's strong performance in its equity portion during its fiscal year was primarily driven by its stock-selection strategy. The portfolio manager's "bottom-up" investment approach seeking companies with above-average fundamentals at below average prices led it to stocks from a variety of market-capitalization ranges and representing a number of investment styles. In addition, the Fund's performance was supported by income derived from dividend-paying stocks and relatively strong total returns from a diversified portfolio of bonds.
   The single biggest individual contributor to the Fund's performance came from its equity investment in Wella AG, the manufacturer of hair care products, which was acquired at a substantial premium by consumer-products giant Procter & Gamble during the reporting period. Diversified franchiser Cendant Corp. saw its stock price rise as investors gradually recognized that its business fundamentals were better than they had anticipated. Cendant's housing-related businesses, such as realtor Century 21, benefited from a persistently strong housing market, and its cyclical travel-related businesses, such as car rental agencies Avis and Budget, strengthened along with the overall economy. Retailer Sears Roebuck & Co. represented the third largest contributor to the Fund's performance. Sears's stock rose dramatically after the company sold its credit-card unit to financial services leader Citicorp, helping to reveal the intrinsic value of Sears' assets and giving the company a substantial cash reserve.
   Other positive contributors during the reporting period included financial services provider J.P. Morgan Chase & Co., international cable-television system operator UnitedGlobalCom, Inc., electronics manufacturer Flextronics International Ltd. and technology giant International Business Machines Corp., which was the Fund's largest single equity holding.
   On the other hand, some holdings produced disappointing returns during the period. Video game manufacturer Nintendo Co. Ltd. was hurt by disappointing sales of its Game Cube system and a cyclical downturn among video games. We sold the stock early in 2003. Despite what we believe to be the high quality of its assets, media conglomerate Viacom, Inc., failed to benefit as much as we had hoped from an upturn in advertising revenues. Also in the media group, program provider Liberty Media Corp. failed in its bid for the entertainment assets of Vivendi, which cast a pall over its stock in spite of its generous cash reserves. As of the end of September, the Fund continued to hold positions in Viacom and Liberty Media.

6 OPPENHEIMER MULTIPLE STRATEGIES FUND

   The Fund's fixed-income segment successfully added value to the overall performance through an emphasis on corporate bonds, which rallied dramatically as investors became more comfortable with credit-related risks after many issuers reduced debt and improved their cost structures in the wake of 2002's corporate governance scandals. Mortgage-backed securities also contributed positively to performance, primarily due to a focus on higher-coupon securities that held up relatively well during the market-decline in July and August. Finally, our decision to maintain slightly less duration, or interest-rate sensitivity, than many of our peers, proved to significantly benefit performance once rates began backing up in June. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2003. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from inception of the Class on August 29, 1995. In the case of Class C shares, performance is measured from inception of the Class on December 1, 1993. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   Because the Fund invests in a variety of equity and fixed-income securities, the Fund's performance is compared to the performance of two indices: (i) the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market; and (ii) the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. Government Treasury and agency issues, investment grade corporate bond issues and fixed-rate mortgage-backed securities. That Index is widely regarded as a measure of the performance of the domestic debt securities market.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow show the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities or countries in the indices.

7 OPPENHEIMER MULTIPLE STRATEGIES FUND

FUND PERFORMANCE DISCUSSION

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Multiple Strategies Fund (Class A)
     S&P 500 Index
     Lehman Brothers Aggregate Bond Index

                           Value of Investment      S&P 500 Index           Lehman Brothers
   Date                         In Fund          Reinvested Monthly      Aggregate Bond Index
12/31/1993                      $ 9,425               $10,000                  $10,000
03/31/1994                        9,126                 9,621                    9,713
06/30/1994                        9,039                 9,662                    9,613
09/30/1994                        9,449                10,133                    9,672
12/31/1994                        9,276                10,131                    9,708
03/31/1995                        9,896                11,117                   10,198
06/30/1995                       10,536                12,176                   10,819
09/30/1995                       11,141                13,143                   11,032
12/31/1995                       11,389                13,934                   11,502
03/31/1996                       11,851                14,682                   11,298
06/30/1996                       12,195                15,340                   11,362
09/30/1996 1                     12,667                15,814                   11,572
12/31/1996                       13,351                17,131                   11,919
03/31/1997                       13,445                17,591                   11,853
06/30/1997                       14,662                20,660                   12,288
09/30/1997                       15,893                22,207                   12,696
12/31/1997                       15,724                22,845                   13,070
03/31/1998                       16,858                26,029                   13,274
06/30/1998                       16,899                26,893                   13,584
09/30/1998                       15,144                24,224                   14,158
12/31/1998                       16,833                29,378                   14,206
03/31/1999                       17,040                30,841                   14,135
06/30/1999                       18,314                33,011                   14,011
09/30/1999                       17,611                30,955                   14,106
12/31/1999                       18,617                35,557                   14,089
03/31/2000                       19,676                36,371                   14,400
06/30/2000                       19,815                35,405                   14,651
09/30/2000                       19,955                35,062                   15,092
12/31/2000                       19,840                32,321                   15,727
03/31/2001                       19,626                28,491                   16,204
06/30/2001                       20,800                30,158                   16,296
09/30/2001                       18,505                25,733                   17,047
12/31/2001                       20,174                28,482                   17,055
03/31/2002                       20,286                28,561                   17,071
06/30/2002                       18,790                24,737                   17,701
09/30/2002                       16,918                20,466                   18,512
12/31/2002                       18,035                22,190                   18,804
03/31/2003                       17,833                21,491                   19,066
06/30/2003                       19,982                24,798                   19,542
09/30/2003                       20,637                25,454                   19,514

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03 2
1-Year 14.97% 5-Year 5.13% 10-Year 7.90%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Multiple Strategies Fund (Class B)
     S&P 500 Index
     Lehman Brothers Aggregate Bond Index

                           Value of Investment      S&P 500 Index           Lehman Brothers
   Date                         In Fund          Reinvested Monthly      Aggregate Bond Index
08/29/1995                      $10,000               $10,000                  $10,000
09/30/1995                       10,241                10,422                   10,097
12/31/1995                       10,444                11,049                   10,528
03/31/1996                       10,825                11,642                   10,341
06/30/1996                       11,113                12,163                   10,400
09/30/1996 1                     11,526                12,540                   10,592
12/31/1996                       12,121                13,584                   10,910
03/31/1997                       12,176                13,949                   10,849
06/30/1997                       13,246                16,382                   11,247
09/30/1997                       14,332                17,609                   11,621
12/31/1997                       14,143                18,114                   11,963
03/31/1998                       15,144                20,639                   12,149
06/30/1998                       15,140                21,324                   12,433
09/30/1998                       13,544                19,208                   12,959
12/31/1998                       15,020                23,295                   13,002
03/31/1999                       15,176                24,455                   12,938
06/30/1999                       16,275                26,175                   12,824
09/30/1999                       15,623                24,545                   12,911
12/31/1999                       16,482                28,194                   12,895
03/31/2000                       17,379                28,840                   13,180
06/30/2000                       17,468                28,074                   13,409
09/30/2000                       17,545                27,802                   13,814
12/31/2000                       17,426                25,628                   14,395
03/31/2001                       17,195                22,592                   14,831
06/30/2001                       18,187                23,913                   14,915
09/30/2001                       16,166                20,404                   15,603
12/31/2001                       17,624                22,584                   15,610
03/31/2002                       17,722                22,647                   15,625
06/30/2002                       16,415                19,614                   16,202
09/30/2002                       14,780                16,228                   16,944
12/31/2002                       15,755                17,595                   17,211
03/31/2003                       15,579                17,041                   17,450
06/30/2003                       17,456                19,623                   17,887
09/30/2003                       18,029                20,183                   17,861

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03 2 1-Year 15.91% 5-Year 5.20% Since Inception 7.56%

1. The Fund changed its fiscal year end from 12/31 to 9/30.
2. See Notes on page 10 for further details.

8 OPPENHEIMER MULTIPLE STRATEGIES FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Multiple Strategies Fund (Class C)
     S&P 500 Index
     Lehman Brothers Aggregate Bond Index


                           Value of Investment      S&P 500 Index           Lehman Brothers
   Date                         In Fund          Reinvested Monthly      Aggregate Bond Index
12/01/1993                     $10,000                $10,000                  $10,000
12/31/1993                      10,219                 10,121                   10,054
03/31/1994                       9,865                  9,738                    9,766
06/30/1994                       9,746                  9,778                    9,665
09/30/1994                      10,171                 10,256                    9,724
12/31/1994                       9,963                 10,254                    9,761
03/31/1995                      10,604                 11,251                   10,253
06/30/1995                      11,261                 12,324                   10,878
09/30/1995                      11,892                 13,302                   11,092
12/31/1995                      12,124                 14,103                   11,564
03/31/1996                      12,591                 14,859                   11,359
06/30/1996                      12,925                 15,525                   11,424
09/30/1996 1                    13,403                 16,005                   11,635
12/31/1996                      14,101                 17,338                   11,984
03/31/1997                      14,164                 17,804                   11,917
06/30/1997                      15,415                 20,910                   12,355
09/30/1997                      16,676                 22,476                   12,765
12/31/1997                      16,468                 23,121                   13,141
03/31/1998                      17,618                 26,344                   13,345
06/30/1998                      17,625                 27,218                   13,657
09/30/1998                      15,771                 24,517                   14,235
12/31/1998                      17,481                 29,733                   14,283
03/31/1999                      17,662                 31,214                   14,212
06/30/1999                      18,951                 33,410                   14,087
09/30/1999                      18,180                 31,329                   14,183
12/31/1999                      19,176                 35,987                   14,165
03/31/2000                      20,231                 36,811                   14,478
06/30/2000                      20,320                 35,833                   14,730
09/30/2000                      20,424                 35,486                   15,174
12/31/2000                      20,271                 32,712                   15,812
03/31/2001                      20,018                 28,836                   16,292
06/30/2001                      21,168                 30,522                   16,384
09/30/2001                      18,790                 26,044                   17,139
12/31/2001                      20,441                 28,827                   17,147
03/31/2002                      20,525                 28,906                   17,163
06/30/2002                      18,976                 25,036                   17,797
09/30/2002                      17,036                 20,713                   18,613
12/31/2002                      18,122                 22,458                   18,906
03/31/2003                      17,888                 21,751                   19,169
06/30/2003                      20,005                 25,097                   19,648
09/30/2003                      20,609                 25,762                   19,620

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03 2 1-Year 19.98% 5-Year 5.50% Since Inception 7.63%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Multiple Strategies Fund (Class N)
     S&P 500 Index
     Lehman Brothers Aggregate Bond Index


                          Value of Investment      S&P 500 Index           Lehman Brothers
   Date                        In Fund          Reinvested Monthly      Aggregate Bond Index
03/01/2001                   $10,000                 $10,000                  $10,000
03/31/2001                     9,640                   9,367                   10,050
06/30/2001                    10,197                   9,915                   10,107
09/30/2001                     9,070                   8,460                   10,573
12/31/2001                     9,876                   9,364                   10,578
03/31/2002                     9,930                   9,390                   10,588
06/30/2002                     9,190                   8,132                   10,979
09/30/2002                     8,266                   6,728                   11,482
12/31/2002                     8,793                   7,295                   11,663
03/31/2003                     8,678                   7,065                   11,825
06/30/2003                     9,719                   8,153                   12,121
09/30/2003                    10,025                   8,368                   12,103

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03 2
1-Year  20.27%             Since Inception  0.09%

The performance information for both indices in the graphs begins on 12/31/93 for Class A, 8/31/95 for Class B, 11/30/93 for Class C and 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.



9 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



10 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  September 30, 2003


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--52.3%
--------------------------------------------------------------------------------
 Consumer Discretionary--11.0%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.6%
 Brinker International, Inc. 1                             97,300    $ 3,245,928
--------------------------------------------------------------------------------
 McDonald's Corp.                                         262,300      6,174,542
--------------------------------------------------------------------------------
 MGM Mirage, Inc. 1                                        49,700      1,816,535
                                                                     -----------
                                                                      11,237,005

--------------------------------------------------------------------------------
 Household Durables--0.9%
 Toll Brothers, Inc. 1                                    198,100      6,026,202
--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.0%
 InterActiveCorp 1                                            900         29,745
--------------------------------------------------------------------------------
 Media--6.1%
 AMC Entertainment, Inc. 1                                195,600      2,621,040
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                                    141,16      4,357,971
--------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1,2                  130,40      4,990,408
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H 1                            374,400      5,357,664
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                           1,063,400     10,602,098
--------------------------------------------------------------------------------
 Regal Entertainment Group                                 64,100      1,192,260
--------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                           689,200      4,211,012
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1,2                                  235,900      9,034,970
                                                                     -----------
                                                                      42,367,423

--------------------------------------------------------------------------------
 Multiline Retail--1.2%
 Sears Roebuck & Co.                                      193,700      8,470,501
--------------------------------------------------------------------------------
 Specialty Retail--1.1%
 Gap, Inc. (The) 2                                        175,700      3,007,984
--------------------------------------------------------------------------------
 OfficeMax, Inc. 1                                        280,000      2,623,600
--------------------------------------------------------------------------------
 Tiffany & Co.                                             42,000      1,567,860
                                                                     -----------
                                                                       7,199,444

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.1%
 Nike, Inc., Cl. B 2                                       12,000        729,840
--------------------------------------------------------------------------------
 Consumer Staples--3.4%
--------------------------------------------------------------------------------
 Beverages--1.0%
 Adolph Coors Co., Cl. B                                   30,400      1,634,304
--------------------------------------------------------------------------------
 Constellation Brands, Inc., Cl. A 1                      182,200      5,555,278
                                                                     -----------
                                                                       7,189,582

--------------------------------------------------------------------------------
 Food Products--1.2%
 Tyson Foods, Inc., Cl. A                                 417,200      5,895,036
--------------------------------------------------------------------------------
 Unilever NV, NY Shares                                    41,300      2,444,134
                                                                     -----------
                                                                       8,339,170


11 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued

                                                                    Market Value
                                                  Shares              See Note 1
--------------------------------------------------------------------------------
 Personal Products--0.4%
 Estee Lauder Cos., Inc. (The), Cl. A             80,300             $ 2,738,230
--------------------------------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc. 2                            126,400               5,536,320
--------------------------------------------------------------------------------
 Energy--3.2%
--------------------------------------------------------------------------------
 Energy Equipment & Services--0.4%
 Halliburton Co.                                  56,800               1,377,400
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                21,700               1,050,280
                                                                     -----------
                                                                       2,427,680

--------------------------------------------------------------------------------
 Oil & Gas--2.8%
 BP plc, ADR                                      46,700               1,966,070
--------------------------------------------------------------------------------
 Devon Energy Corp.                               24,300               1,171,017
--------------------------------------------------------------------------------
 Houston Exploration Co. 1                        25,800                 905,580
--------------------------------------------------------------------------------
 Kerr-McGee Corp.                                 28,200               1,258,848
--------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Preference              109,000               2,269,359
--------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 1                  62,000               1,578,520
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                            79,800               3,790,567
--------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR                   36,500               2,766,700
--------------------------------------------------------------------------------
 Westport Resources Corp. 1                       68,700               1,617,198
--------------------------------------------------------------------------------
 YUKOS, ADR                                       33,379               2,069,832
                                                                     -----------
                                                                      19,393,691

--------------------------------------------------------------------------------
 Financials--8.7%
--------------------------------------------------------------------------------
 Capital Markets--0.8%
 Bank of New York Co., Inc. (The) 2              118,300               3,443,713
--------------------------------------------------------------------------------
 UBS AG                                           33,600               1,885,325
                                                                     -----------
                                                                       5,329,038

--------------------------------------------------------------------------------
 Commercial Banks--1.8%
 U.S. Bancorp                                    146,806               3,521,876
--------------------------------------------------------------------------------
 Wachovia Corp.                                   53,100               2,187,189
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                          43,350               1,706,690
--------------------------------------------------------------------------------
 Wells Fargo Co.                                  98,600               5,077,900
                                                                     -----------
                                                                      12,493,655

--------------------------------------------------------------------------------
 Diversified Financial Services--2.5%
 CIT Group, Inc.                                  98,000               2,818,480
--------------------------------------------------------------------------------
 Citigroup, Inc.                                 135,300               6,157,503
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co. 2                       200,600               6,886,598
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc. 2                      32,200               1,723,666
                                                                     -----------
                                                                      17,586,247


12 OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
 Insurance--2.2%
 American International Group, Inc. 2               43,615           $ 2,516,585
--------------------------------------------------------------------------------
 Chubb Corp.                                        82,000             5,320,160
--------------------------------------------------------------------------------
 Platinum Underwriters Holdings Ltd.                13,400               376,540
--------------------------------------------------------------------------------
 Prudential Financial, Inc.                        131,000             4,894,160
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A          119,777             1,902,059
                                                                     -----------
                                                                      15,009,504

--------------------------------------------------------------------------------
 Real Estate--1.4%
 Camden Property Trust                              35,000             1,345,050
--------------------------------------------------------------------------------
 CarrAmerica Realty Corp.                           45,000             1,343,250
--------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                59,000             1,762,330
--------------------------------------------------------------------------------
 Host Marriott Corp. 1                             458,900             4,923,997
                                                                     -----------
                                                                       9,374,627

--------------------------------------------------------------------------------
 Health Care--7.8%
--------------------------------------------------------------------------------
 Biotechnology--0.6%
 Affymetrix, Inc. 1                                 63,700             1,337,063
--------------------------------------------------------------------------------
 Wyeth                                              65,600             3,024,160
                                                                     -----------
                                                                       4,361,223

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.6%
 Beckman Coulter, Inc.                              83,000             3,779,820
--------------------------------------------------------------------------------
 Guidant Corp. 2                                   112,700             5,279,995
--------------------------------------------------------------------------------
 Millipore Corp. 1                                  40,500             1,865,430
                                                                     -----------
                                                                      10,925,245

--------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Aetna, Inc.                                        44,900             2,740,247
--------------------------------------------------------------------------------
 Covance, Inc. 1                                    88,000             1,969,440
--------------------------------------------------------------------------------
 Service Corp. International 1                     435,000             1,987,950
                                                                     -----------
                                                                       6,697,637

--------------------------------------------------------------------------------
 Pharmaceuticals--4.6%
 Abbott Laboratories 2                             132,400             5,633,620
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                           88,000             2,258,080
--------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                           85,500             3,625,200
--------------------------------------------------------------------------------
 Johnson & Johnson 2                               100,196             4,961,706
--------------------------------------------------------------------------------
 Novartis AG                                       124,360             4,812,052
--------------------------------------------------------------------------------
 Pfizer, Inc.                                      193,940             5,891,897
--------------------------------------------------------------------------------
 Schering-Plough Corp.                             207,500             3,162,300
--------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1                     44,500             1,855,205
                                                                     -----------
                                                                      32,200,060

13 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued


                                                                            Market Value
                                                            Shares           See Note 1
----------------------------------------------------------------------------------------
Industrials--5.5%
----------------------------------------------------------------------------------------
 Aerospace & Defense--2.2%
 Boeing Co.                                                  52,600          $ 1,805,758
----------------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica SA (Embraer), ADR        138,400            2,920,240
----------------------------------------------------------------------------------------
 Northrop Grumman Corp. 2                                    22,500            1,939,950
----------------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                                   592,894            5,502,056
----------------------------------------------------------------------------------------
 Raytheon Co.                                               107,600            3,012,800
                                                                             -----------
                                                                              15,180,804

----------------------------------------------------------------------------------------
 Airlines--0.1%
 Singapore Airlines Ltd.                                    156,000              956,640
----------------------------------------------------------------------------------------
 Commercial Services & Supplies--2.0%
 Brink's Co. (The)                                          100,000            1,736,000
----------------------------------------------------------------------------------------
Cendant Corp. 1                                             661,600           12,365,304
                                                                             -----------
                                                                              14,101,304

----------------------------------------------------------------------------------------
 Industrial Conglomerates--0.3%
 Tyco International Ltd. 2                                  101,400            2,071,602
----------------------------------------------------------------------------------------
 Road & Rail--0.9%
 Burlington Northern Santa Fe Corp.                          56,300            1,625,381
----------------------------------------------------------------------------------------
 Canadian National Railway Co.                               30,400            1,581,408
----------------------------------------------------------------------------------------
 Swift Transportation Co., Inc. 1                           120,000            2,722,800
                                                                             -----------
                                                                               5,929,589

----------------------------------------------------------------------------------------
 Information Technology--8.4%
----------------------------------------------------------------------------------------
 Communications Equipment--0.2%
 Cisco Systems, Inc. 1,2                                     28,000              547,120
----------------------------------------------------------------------------------------
 QUALCOMM, Inc.                                              20,300              845,292
                                                                             -----------
                                                                               1,392,412

----------------------------------------------------------------------------------------
 Computers & Peripherals--3.1%
 Hewlett-Packard Co.                                        455,879            8,825,817
----------------------------------------------------------------------------------------
 International Business Machines Corp. 2                    143,300           12,657,689
                                                                             -----------
                                                                              21,483,506

----------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.4%
 Flextronics International Ltd. 1                           472,700            6,702,886
----------------------------------------------------------------------------------------
 Keyence Corp.                                               14,830            3,148,795
                                                                             -----------
                                                                               9,851,681

----------------------------------------------------------------------------------------
 IT Services--0.5%
 Infosys Technologies Ltd., Sponsored ADR                    14,500              987,044
----------------------------------------------------------------------------------------
 Titan Corp. (The) 1                                        123,100            2,565,404
                                                                             -----------
                                                                               3,552,448

14 OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.3%
 Analog Devices, Inc. 1,2                              54,500        $ 2,072,090
--------------------------------------------------------------------------------
 ASML Holding NV 1                                    113,000          1,483,690
--------------------------------------------------------------------------------
 Intel Corp. 2                                        225,700          6,209,007
--------------------------------------------------------------------------------
 KLA-Tencor Corp. 1,2                                  29,100          1,495,740
--------------------------------------------------------------------------------
 Novellus Systems, Inc. 1                              42,200          1,424,250
--------------------------------------------------------------------------------
 STMicroelectronics NV, NY Registered Shares 2         57,800          1,390,090
--------------------------------------------------------------------------------
 Teradyne, Inc. 1                                      94,800          1,763,280
                                                                     -----------
                                                                      15,838,147

--------------------------------------------------------------------------------
 Software--0.9%
 BEA Systems, Inc. 1,2                                143,000          1,723,150
--------------------------------------------------------------------------------
 Microsoft Corp.                                       98,000          2,723,420
--------------------------------------------------------------------------------
 Oracle Corp. 1                                         3,100             34,782
--------------------------------------------------------------------------------
 Red Hat, Inc. 1                                      137,000          1,383,700
                                                                     -----------
                                                                       5,865,052

--------------------------------------------------------------------------------
 Materials--1.5%
--------------------------------------------------------------------------------
 Chemicals--1.1%
 Engelhard Corp.                                      106,000          2,933,020
--------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.              38,500          1,273,580
--------------------------------------------------------------------------------
 Monsanto Co.                                          74,640          1,786,882
--------------------------------------------------------------------------------
 Praxair, Inc.                                         24,200          1,499,190
                                                                     -----------
                                                                       7,492,672

--------------------------------------------------------------------------------
 Metals & Mining--0.4%
 Companhia Vale do Rio Doce, Sponsored ADR             74,600          2,752,740
--------------------------------------------------------------------------------
 Telecommunication Services--1.3%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.6%
 IDT Corp., Cl. B 1                                   203,000          3,666,180
--------------------------------------------------------------------------------
 UGC Europe, Inc. 1                                     2,473            129,467
--------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group 1                      450,000             28,800
                                                                     -----------
                                                                       3,824,447

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.7%
 AT&T Corp.                                            75,400          1,624,870
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 1,2                     429,386          3,512,377
                                                                     -----------
                                                                       5,137,247

--------------------------------------------------------------------------------
 Utilities--1.5%
--------------------------------------------------------------------------------
 Electric Utilities--1.2%
 AES Corp. (The) 1                                    534,000          3,962,280
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                              26,700          1,652,730
--------------------------------------------------------------------------------
 Edison International 1,2                              31,500            601,650


15 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                            Market Value
                                                                                     Shares   See Note 1
---------------------------------------------------------------------------------------------------------
 Electric Utilities Continued
 PG&E Corp. 1                                                                        79,200  $ 1,892,880
                                                                                             ------------
                                                                                               8,109,540

---------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.3%
 Equitable Resources, Inc.                                                           59,000    2,424,900
                                                                                             ------------
 Total Common Stocks (Cost $260,394,542)                                                     361,626,800

---------------------------------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 Qwest Trends Trust, 5.75% Cv. 3                                                     30,000      227,640
---------------------------------------------------------------------------------------------------------
 Rouse Co. (The), $3.00 Cv., Series B                                                23,000    1,319,740
                                                                                             ------------
 Total Preferred Stocks (Cost $2,242,150)                                                      1,547,380

                                                                                      Units
---------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Comunicacion Celular SA Wts., Exp. 11/15/03 1,4                                        300            3
---------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                                 1,000           10
---------------------------------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 1,4                                      496          248
                                                                                             ------------
 Total Rights, Warrants and Certificates (Cost $0)                                                   261

                                                                                  Principal
                                                                                     Amount
---------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--8.0%

 BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
 Cl. A2, 1.45%, 11/25/05                                                         $2,890,000    2,893,797
---------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                           2,040,000    2,039,404
---------------------------------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through Certificates,
 Series 2003-A, Cl. A2, 1.25%, 10/25/05                                           1,230,000    1,230,591
---------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                           497,522      498,251
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                             674,671      674,832
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18 4                                         1,930,000    1,930,000
---------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates,
 Home Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.20%, 8/25/17 5                                         1,058,635    1,058,645
 Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 4,5                                       2,097,347    2,097,441
---------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
 Certificates:
 Series 2003-A, Cl. A2, 1.26%, 1/16/06                                              770,000      770,104
 Series 2003-B, Cl. A2, 1.287%, 3/15/06                                             960,000      960,405
---------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
 Obligations:
 Series 2003-1, Cl. AF1, 1.94%, 1/25/33 4                                         1,022,618    1,024,714
 Series 2003-2, Cl. AF1, 1.21%, 5/25/33 5                                         1,191,176    1,190,972
 Series 2003-3, Cl. AF1, 1.24%, 12/15/05 5                                        1,660,000    1,660,000
---------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                                               328,595      329,521
 Series 2003-A, Cl. A2, 1.52%, 12/8/05 4                                          2,890,000    2,897,441

16 OPPENHEIMER MULTIPLE STRATEGIES FUND


                                                                  Principal                 Market Value
                                                                     Amount                   See Note 1
-----------------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued

 Ford Credit Auto Owner Trust, Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                   $1,030,250            $1,032,100
-----------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                     1,119,007             1,123,032
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                     2,985,206             2,993,410
-----------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables Obligations:
 Series 2003-1, Cl. A2, 1.46%, 9/19/05                                     1,860,000             1,861,885
 Series 2003-2, Cl. A2, 1.34%, 12/21/05                                    2,220,000             2,221,668
 Series 2003-3, Cl. A2, 1.52%, 4/21/06 4                                   3,210,000             3,219,439
-----------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%, 5/16/05                                     2,660,000             2,662,914
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                    2,970,000             2,969,159
-----------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.22%, 1/25/33 4,5   1,376,027             1,376,437
-----------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed ObligationS:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                       950,000               965,677
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                                     2,900,000             2,900,286
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                                     2,170,000             2,170,000
-----------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                     1,770,000             1,770,292
-----------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                    3,810,000             3,806,524
-----------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables, Series 2003-1,
 Cl. A2A, 1.40%, 4/15/06 6                                                 3,090,000             3,090,966
                                                                                               ------------
 Total Asset-Backed Securities (Cost $55,378,490)                                               55,419,907

-----------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--22.4%

 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                    830,000               830,000
-----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 7%, 5/1/29                                                                1,188,626             1,256,258
 7%, 9/1/33 6                                                              1,980,000             2,090,756
-----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                  134,992               136,000
-----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2500, Cl. FD, 1.62%, 6/15/32 5                                       883,663               891,592
 Series 2526, Cl. FE, 1.52%, 6/15/29 5                                       948,932               954,393
 Series 2551, Cl. FD, 1.52%, 1/15/33 5                                       827,660               830,880
-----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations:
 Series H003, Cl. A2, 1.88%, 1/15/07                                         534,827               537,675
 Series H006, Cl. A1, 1.724%, 4/15/08 4                                      728,101               728,934
 Series T-42, Cl. A2, 5.50%, 2/25/42                                         499,161               509,888



17 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued


                                                                  Principal                 Market Value
                                                                     Amount                   See Note 1
-----------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations Continued

 Federal National Mortgage Assn.:
 5%, 10/1/33 6                                                           $ 4,262,000          $  4,263,330
 5.50%, 10/1/33 6                                                         20,285,000            20,697,029
 6%, 5/1/16                                                                5,692,946             5,944,284
 6%, 10/25/33 6                                                           18,542,000            19,138,830
 6.50%, 12/1/27-2/1/28                                                     1,478,216             1,544,129
 6.50%, 10/1/33-11/25/33 6                                                40,086,000            41,770,880
 7%, 10/25/33 6                                                           39,754,000            42,027,452
 8.50%, 7/1/32                                                               323,630               348,689
-----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
 Trust 2002-77, Cl. WF, 1.52%, 12/18/32 5                                  1,439,008             1,443,091
-----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
 Security, Trust 321, Cl. 2, (9.30)%, 3/1/32 7                             1,354,757               200,918
-----------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn.:
 5.375%, 3/20/26                                                              89,409                91,379
 7%, 4/15/26                                                                 801,541               855,842
 7.50%, 5/15/27                                                            3,178,709             3,408,776
-----------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15             1,362,000             1,595,417
-----------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-B, Cl. 1, 7.254%, 4/25/26 4,5                                    66,142                56,841
 Series 1996-C1, Cl. F, 8.467%, 1/20/06 4,5                                  250,000               233,437
-----------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates, Series 2003-AR7, Cl. A1,
 1.51%, 8/25/33 5                                                          2,156,759             2,153,082
                                                                                              -------------
 Total Mortgage-Backed Obligations (Cost $152,390,754)                                         154,539,782
-----------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--5.7%

 Federal Home Loan Bank Unsec. Bonds, Series EY06, 5.25%, 8/15/06          2,476,000             2,683,407
-----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.75%, 8/15/06 8                                                          1,685,000             1,713,350
 4.50%, 1/15/13-7/15/13 8                                                  3,060,000             3,098,824
 5.50%, 7/15/06                                                           17,200,000            18,775,503
-----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                            3,300,000             3,493,165
 6.375%, 6/15/09 8                                                           500,000               576,489
 7.25%, 1/15/10 8                                                          5,400,000             6,497,912
-----------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                                            685,000               755,322
 7.125%, 5/1/30                                                              603,000               753,147
-----------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 4.25%, 8/15/13                                                              118,000               121,001
 6.50%, 11/15/26 8                                                           510,000               616,841
-----------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5%, 2/15/11 8                                                               275,000               301,641
 5.25%, 5/15/04                                                              135,000               138,549
                                                                                              -------------
 Total U.S. Government Obligations (Cost $39,087,981)                                           39,525,151

18 OPPENHEIMER MULTIPLE STRATEGIES FUND


                                                                  Principal                 Market Value
                                                                     Amount                   See Note 1
-----------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--0.1%

 United Mexican States Nts., 7.50%, 1/14/12 (Cost $740,429)             $    665,000        $      753,778

-----------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--12.6%

 ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93          500,000               568,352
-----------------------------------------------------------------------------------------------------------
 AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03 3                            1,220,000             1,228,783
-----------------------------------------------------------------------------------------------------------
 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                 555,000               618,772
-----------------------------------------------------------------------------------------------------------
 Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09 8                                                          560,000               609,700
-----------------------------------------------------------------------------------------------------------
 American International Group, Inc./SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 3                                            1,000,000             1,125,890
-----------------------------------------------------------------------------------------------------------
 Amgen, Inc., 8.125% Unsec. Debs., 4/1/97 9                                  110,000               140,329
-----------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                 745,000               848,670
-----------------------------------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                               1,030,000             1,295,255
-----------------------------------------------------------------------------------------------------------
 Bank of America Corp.:
 4.75% Sub. Nts., 8/15/13 8                                                  790,000               790,223
 7.80% Jr. Unsec. Sub. Nts., 2/15/10                                         500,000               601,397
-----------------------------------------------------------------------------------------------------------
 Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                        140,000               163,141
-----------------------------------------------------------------------------------------------------------
 Boeing Capital Corp.:
 6.50% Nts., 2/15/12 9                                                     1,000,000             1,098,011
 7.375% Sr. Nts., 9/27/10 8                                                1,850,000             2,153,195
-----------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09          575,000               683,182
-----------------------------------------------------------------------------------------------------------
 British Telecommunications plc, 7.625% Nts., 12/15/05                     1,070,000             1,196,857
-----------------------------------------------------------------------------------------------------------
 Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/1/12                  685,000               747,176
-----------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc., 5.875% Nts., 6/1/08 3                             980,000               987,039
-----------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                     1,000,000             1,188,773
-----------------------------------------------------------------------------------------------------------
 Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                550,000               619,076
-----------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                        760,000               970,214
-----------------------------------------------------------------------------------------------------------
 Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                           440,000               530,201
-----------------------------------------------------------------------------------------------------------
 Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                500,000               577,940
-----------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston, Inc. (USA), 6.125% Nts., 11/15/11             1,230,000             1,349,559
-----------------------------------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08                                      780,000               874,118
-----------------------------------------------------------------------------------------------------------
 DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06 8,9                 1,475,000             1,600,770
-----------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,195,000             1,335,412
-----------------------------------------------------------------------------------------------------------
 Delphi Corp., 6.55% Nts., 6/15/06                                           705,000               761,237
-----------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10       965,000             1,182,282
-----------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 4,10                       1,400,000               231,000
-----------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   725,000               876,426
-----------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33                                    855,000               838,049
-----------------------------------------------------------------------------------------------------------
 El Paso Natural Gas Co., 6.75% Unsec. Unsub. Nts., 11/15/03 4               215,000               216,075
-----------------------------------------------------------------------------------------------------------
 EOP Operating LP:
 6.763% Sr. Unsec. Nts., 6/15/07                                             295,000               330,370
 8.375% Nts., 3/15/06                                                        560,000               634,437
-----------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31               645,000               662,647


19 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                    Principal      Market Value
                                                                                      Amount        See Note 1
----------------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued

 Ford Motor Co.:
 7.45% Bonds, 7/16/31 8                                                              $ 300,000      $   277,440
 7.70% Unsec. Debs., 5/15/97                                                           500,000          449,451
----------------------------------------------------------------------------------------------------------------
 France Telecom SA:
 9.25% Sr. Unsec. Nts., 3/1/11                                                         490,000          599,553
 9.75% Sr. Unsec. Nts., 3/1/31 5                                                       360,000          482,311
----------------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08                                         585,000          593,806
----------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The), 6.90% Nts., 9/15/07                                                  695,000          750,600
----------------------------------------------------------------------------------------------------------------
 General Electric Capital Corp.:
 2.75% Nts., Series A, 9/25/06 8                                                       430,000          435,022
 5.875% Nts., Series A, 2/15/12 8                                                      560,000          609,570
 6% Nts., 6/15/12 8                                                                    500,000          548,895
 6.75% Nts., Series A, 3/15/32                                                         255,000          288,739
----------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12 8               1,900,000        1,969,037
----------------------------------------------------------------------------------------------------------------
 General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                              1,260,000        1,321,167
----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The):
 6.60% Sr. Unsec. Nts., 1/15/12 8                                                      380,000          430,783
 7.80% Sr. Unsec. Unsub. Nts., Series B, 1/28/10                                       500,000          601,709
----------------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                    480,000          479,048
----------------------------------------------------------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts., 4/15/11                              665,000          803,835
----------------------------------------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12 8                                        2,165,000        2,267,920
----------------------------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                                           1,130,000        1,305,953
----------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts., 12/31/09 11        800,000          320,000
----------------------------------------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 3,8                       1,090,000        1,136,426
----------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,4,10                  600,000               --
----------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                                    1,000,000        1,150,649
----------------------------------------------------------------------------------------------------------------
 John Hancock Global Funding II, 7.90% Nts., 7/2/10 3                                1,300,000        1,578,337
----------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,4,8,10       250,000          193,750
----------------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                    810,000          907,285
----------------------------------------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                           1,255,000        1,463,020
----------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,4,10,12                                    300,000           30,000
 12.50% Sr. Nts., 4/15/10 4,10                                                         600,000           75,000
----------------------------------------------------------------------------------------------------------------
 Liberty Media Corp., 3.50% Nts., 9/25/06 8                                            825,000          823,008
----------------------------------------------------------------------------------------------------------------
 Lockheed Martin Corp., 8.50% Bonds, 12/1/29                                           810,000        1,086,843
----------------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 4.85% Nts., 2/15/13 8                                    620,000          630,115
----------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                       500,000          496,250
----------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 3.375% Nts., Series B, 9/14/07                             960,000          973,625
----------------------------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12 8                                                  760,000          859,305
----------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec. Debs., 12/1/45 8                      1,060,000        1,247,328
----------------------------------------------------------------------------------------------------------------
 Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                           515,000          532,956
----------------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                              985,000        1,175,955
----------------------------------------------------------------------------------------------------------------
 NorAm Energy Corp., 6.375% Unsec. Term Enhanced Remarketable Nts., 11/1/03            131,000          131,266
----------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                      870,000        1,018,524


20 OPPENHEIMER MULTIPLE STRATEGIES FUND


                                                                                    Principal    Market Value
                                                                                      Amount      See Note 1
------------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued

 Orbcomm Global LP, Escrow Shares, 8/15/04 1,4,10                                   $  155,000  $       --
------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                     510,000     605,625
------------------------------------------------------------------------------------------------------------
 PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 3               620,000     615,607
------------------------------------------------------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr. Unsec. Nts., 3/1/04                                1,600,000   1,632,326
------------------------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3,8                       1,215,000   1,496,133
------------------------------------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 3                           1,285,000   1,594,470
------------------------------------------------------------------------------------------------------------
 Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                           310,000     322,539
------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                     750,000     948,530
------------------------------------------------------------------------------------------------------------
 Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                            1,155,000   1,244,565
------------------------------------------------------------------------------------------------------------
 Reed Elsevier Capital, Inc., 6.75% Bonds, 8/1/11 8                                    865,000   1,003,794
------------------------------------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec. Nts., 5/1/11                    231,000     266,805
------------------------------------------------------------------------------------------------------------
 Safeway, Inc., 3.80% Sr. Unsec. Nts., 8/15/05                                       1,515,000   1,555,622
------------------------------------------------------------------------------------------------------------
 Sears Roebuck Acceptance Corp., 3.03% Nts., Series VII, 2/25/04 5                   1,145,000   1,151,185
------------------------------------------------------------------------------------------------------------
 Shopping Center Associates, 6.75% Sr. Unsec. Nts., 1/15/04 3                          275,000     279,064
------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32                                           1,175,000   1,401,076
------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4                               127,831     120,800
------------------------------------------------------------------------------------------------------------
 Target Corp.:
 5.40% Nts., 10/1/08                                                                   895,000     981,046
 5.875% Sr. Unsec. Nts., 11/1/08                                                       145,000     161,453
------------------------------------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                            1,965,000   2,597,364
------------------------------------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                    680,000     760,750
------------------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA, 8.25% Sr. Unsec. Nts., 1/26/06                                665,000     743,137
------------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23                                                             280,000     347,265
 10.15% Sr. Nts., 5/1/12                                                               308,000     416,237
------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13 8                                            695,000     884,904
------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                                               1,000,000   1,036,250
 6.75% Sr. Unsub. Nts., 2/15/11 8                                                    1,470,000   1,558,200
------------------------------------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             945,000   1,009,225
------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                                                  290,000     317,385
 7.375% Sr. Unsub. Nts., 8/1/10 8                                                      650,000     760,868
------------------------------------------------------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                 1,180,000   1,239,713
------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28 1,8,10                               1,000,000     332,500
                                                                                               -------------
 Total Non-Convertible Corporate Bonds and Notes (Cost $84,972,922)                             87,063,477

------------------------------------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.0%

 Gilat Satellite Networks Ltd., 0%/4% Cv. Sec. Nts., 10/1/1212 (Cost $103,764)         356,803     108,825

21 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                    Principal    Market Value
                                                                                      Amount      See Note 1
--------------------------------------------------------------------------------------------------------------
 Structured Notes--2.5%

 Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
 Series 2003-1, 2.85%, 1/7/05 4,5                                                  $ 4,250,000  $  4,190,075
--------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Yield Index-100 Linked Nts., 8%, 6/20/08 8                                       745,470       760,380
 High Yield Index-BB Linked Nts., 6.40%, 6/20/08                                     8,150,000     8,190,750
--------------------------------------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 2.783%, 12/10/04 5                           4,250,000     4,267,000
                                                                                               ---------------
 Total Structured Notes (Cost $17,567,558)                                                        17,408,205

--------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--14.7% 13

 Undivided interest of 24.34% in joint repurchase agreement (Principal
 Amount/Market Value $416,677,000, with a maturity value of $416,688,574) with
 PaineWebber, Inc., 1%, dated 9/30/03, to be repurchased at $101,421,817 on
 10/1/03, collateralized by Federal Home Loan Mortgage Corp., 5%, 9/1/33, with a
 value of $425,484,194 (Cost $101,419,000)                                         101,419,000   101,419,000

--------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $714,297,590)                                         118.5%  819,412,566
--------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                   (18.5) (128,108,772)
                                                                                  ----------------------------
 Net Assets                                                                              100.0% $691,303,794
                                                                                  ============================


Footnotes to Statement of Investments

1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                        Contracts    Expiration   Exercise       Premium    Market Value
                                  Subject to Call         Dates      Price      Received      See Note 1
---------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.                 900       1/20/04   $  12.50    $   87,295     $        --
 Abbott Laboratories                          260       1/20/04      60.00        23,140              --
 Altria Group, Inc.                           200       1/20/04      40.00        99,399          98,000
 American International Group, Inc.            80       1/20/04      90.00        15,760              --
 Analog Devices, Inc.                         200       1/20/04      55.00        33,000           1,000
 Bank of New York Co., Inc. (The)              84       1/20/04      40.00         9,828              --
 BEA Systems, Inc.                            400       1/20/04      25.00        35,599              --
 Cisco Systems, Inc.                          230       1/20/04      25.00        18,170           4,600
 EchoStar Communications Corp., Cl. A         260       1/20/04      35.00        32,533         135,200
 Edison International                         315       1/20/04      15.00        41,718         135,450
 Gap, Inc. (The)                              600       1/20/04      20.00        57,899          24,000
 Guidant Corp.                                200       1/20/04      50.00        17,248          40,000
 Intel Corp.                                  450       1/20/04      30.00        42,299          63,000
 International Business Machines Corp.        160       1/20/04     130.00        25,120              --
 J.P. Morgan Chase & Co.                      600       1/20/04      35.00        61,199         108,000
 Johnson & Johnson                            150       1/20/04      75.00        20,550              --
 KLA-Tencor Corp.                             180       1/20/04      50.00        67,859         108,000
 Merrill Lynch & Co., Inc.                    192       1/20/04      60.00        33,983          23,040
 Nike, Inc., Cl. B                            120       1/20/04      60.00        30,840          49,200
 Northrop Grumman Corp.                        75       1/20/04     135.00        28,275              --
 STMicroelectronics NV, NY Registered Shares  240       1/20/04      40.00        42,479              --
 Tyco International Ltd.                      550       1/20/04      25.00        97,349          27,500
 Viacom, Inc., Cl. B                          380       1/20/04      60.00       107,440              --
                                                                              ---------------------------
                                                                              $1,028,982        $816,990
                                                                              ===========================

22 OPPENHEIMER MULTIPLE STRATEGIES FUND

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,269,389 or 1.49% of the Fund's net assets as of September 30, 2003.
4. Identifies issues considered to be illiquid. See Note 9 of Notes to Financial Statements.
5. Represents the current interest rate for a variable or increasing rate security.
6. When-issued security to be delivered and settled after September 30, 2003. See Note 1 of Notes to Financial Statements.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $200,918 or 0.03% of the Fund's net assets as of September 30, 2003.
8. Partial or fully-loaned security--See Note 10 of Notes to Financial
Statements.
9. Securities with an aggregate market value of $2,419,378 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. Issuer is in default. See Note 1 of Notes to Financial Statements.
11. Zero coupon bond reflects effective yield on the date of purchase.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

23 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003


-------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (including cost and market value of $101,419,000 in repurchase agreements) (including securities loaned of approximately
 $22,896,000) (cost $714,297,590)--see accompanying statement                                   $819,412,566
-------------------------------------------------------------------------------------------------------------
 Cash                                                                                                 40,471
-------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                 23,210,449
-------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                        3,970,045
 Futures margins                                                                                     514,031
 Shares of beneficial interest sold                                                                  337,075
 Swap contract                                                                                       231,387
 Investments sold                                                                                     91,853
 Other                                                                                                 2,076
                                                                                                -------------
 Total assets                                                                                    847,809,953

-------------------------------------------------------------------------------------------------------------
 Liabilities

 Options written, at value (premiums received $1,028,982)--see accompanying statement                816,990
-------------------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                                       23,210,449
-------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $129,944,063 purchased on a when-issued basis)                 131,347,187
 Distribution and service plan fees                                                                  347,080
 Shares of beneficial interest redeemed                                                              326,204
 Shareholder reports                                                                                 141,549
 Trustees'compensation                                                                               131,080
 Transfer and shareholder servicing agent fees                                                       117,206
 Other                                                                                                68,414
                                                                                                -------------
 Total liabilities                                                                               156,506,159

-------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                     $691,303,794
                                                                                                =============

-------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                                $615,277,523
-------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                              (129,239)
-------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                  (30,684,282)
-------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                   106,839,792
                                                                                                -------------
 Net Assets                                                                                     $691,303,794
                                                                                                =============

24 OPPENHEIMER MULTIPLE STRATEGIES FUND

-------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $575,799,408 and 45,866,960 shares of beneficial interest outstanding)                               $12.55
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                             $13.32
-------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,943,716
 and 5,237,683 shares of beneficial interest outstanding)                                             $12.40
-------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,211,530
 and 3,793,725 shares of beneficial interest outstanding)                                             $12.44
-------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,349,140
 and 268,105 shares of beneficial interest outstanding)                                               $12.49

 See accompanying Notes to Financial Statements.

25 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003

-----------------------------------------------------------------------------------------------
 Investment Income

 Interest                                                                         $ 12,588,022
-----------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $100,274)                            5,305,235
-----------------------------------------------------------------------------------------------
 Lending fees                                                                            8,134
                                                                                  -------------
 Total investment income                                                            17,901,391

-----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     4,456,996
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                             1,028,194
 Class B                                                                               578,085
 Class C                                                                               383,689
 Class N                                                                                 7,982
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               679,440
 Class B                                                                               170,922
 Class C                                                                                77,051
 Class N                                                                                 7,702
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   183,330
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            35,263
-----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                 26,538
-----------------------------------------------------------------------------------------------
 Other                                                                                 104,270
                                                                                  -------------
 Total expenses                                                                      7,739,462
 Less reduction to custodian expenses                                                   (3,775)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (2,304)
                                                                                  -------------
 Net expenses                                                                        7,733,383

-----------------------------------------------------------------------------------------------
 Net Investment Income                                                              10,168,008

-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                             (21,486,963)
 Closing of futures contracts                                                         (709,155)
 Closing and expiration of option contracts written                                  2,203,945
 Foreign currency transactions                                                      (5,264,708)
                                                                                  -------------
 Net realized loss                                                                 (25,256,881)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                       127,994,738
 Translation of assets and liabilities denominated in foreign currencies             8,532,845
 Futures contracts                                                                   1,274,642
                                                                                  -------------
 Net change in unrealized appreciation                                             137,802,225

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $122,713,352
                                                                                  =============




 See accompanying Notes to Financial Statements.


26 OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                                     2003            2002
---------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                              $   10,168,008  $   18,276,172
---------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              (25,256,881)        610,422
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                  137,802,225     (73,388,061)
                                                                      -----------------------------
 Net increase (decrease) in net assets resulting from operations       122,713,352     (54,501,467)

---------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                (9,895,590)    (14,210,521)
 Class B                                                                  (549,555)     (1,133,097)
 Class C                                                                  (411,935)       (661,527)
 Class N                                                                   (26,078)        (11,506)
---------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                (1,438,201)             --
 Class B                                                                  (158,899)             --
 Class C                                                                  (105,519)             --
 Class N                                                                    (4,407)             --
---------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        --     (17,457,674)
 Class B                                                                        --      (1,994,603)
 Class C                                                                        --      (1,138,028)
 Class N                                                                        --          (3,571)

---------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                  (441,692)     (2,115,218)
 Class B                                                                    (9,391)        184,684
 Class C                                                                 7,175,471       2,353,216
 Class N                                                                 2,289,286         822,605

---------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                             119,136,842     (89,866,707)
---------------------------------------------------------------------------------------------------
 Beginning of period                                                   572,166,952     662,033,659
                                                                      -----------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $(129,239) and $2,930,086, respectively]        $691,303,794    $572,166,952
                                                                      =============================

 See accompanying Notes to Financial Statements.

27 OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

 Class A    Year Ended September 30,                   2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $10.51         $12.14       $14.23        $14.06        $13.69
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .21            .35          .43           .53           .54
 Net realized and unrealized gain (loss)               2.08          (1.29)       (1.40)         1.21          1.59
                                                   -----------------------------------------------------------------
 Total from investment operations                      2.29           (.94)        (.97)         1.74          2.13
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.22)          (.31)        (.38)         (.48)         (.54)
 Tax return of capital distribution                    (.03)            --           --            --            --
 Distributions from net realized gain                    --           (.38)        (.74)        (1.09)        (1.22)
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.25)          (.69)       (1.12)        (1.57)        (1.76)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.55         $10.51       $12.14        $14.23        $14.06
                                                   =================================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   21.98%         (8.58)%      (7.27)%       13.31%        16.29%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $575,799       $483,311     $562,281      $639,648      $635,603
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $523,477       $570,796     $626,251      $644,356      $660,113
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 1.78%          2.84%        3.16%         3.71%         3.70%
 Total expenses                                        1.11% 3        1.15% 3      1.01% 3       1.13% 3       1.09% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                205%            31%          40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

28 OPPENHEIMER MULTIPLE STRATEGIES FUND

 Class B    Year Ended September 30,                   2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $10.38         $12.01       $14.08        $13.93        $13.57
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .09            .25          .31           .41           .41
 Net realized and unrealized gain (loss)               2.07          (1.29)       (1.36)         1.19          1.58
                                                     ---------------------------------------------------------------
 Total from investment operations                      2.16          (1.04)       (1.05)         1.60          1.99
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.11)          (.21)        (.28)         (.36)         (.41)
 Tax return of capital distribution                    (.03)            --           --            --            --
 Distributions from net realized gain                    --           (.38)        (.74)        (1.09)        (1.22)
                                                     ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.14)          (.59)       (1.02)        (1.45)        (1.63)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.40         $10.38       $12.01        $14.08        $13.93
                                                     ===============================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   20.91%         (9.38)%      (7.96)%       12.30%        15.35%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $64,944        $54,757      $63,487       $66,777       $68,875
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $57,836        $64,702      $67,959       $66,956       $73,673
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 0.81%          2.02%        2.37%         2.92%         2.85%
 Total expenses                                        2.08% 3        1.97% 3      1.81% 3       1.94% 3       1.93% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                205%            31%          40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

29 OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C    Year Ended September 30,                   2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $10.42         $12.06       $14.13        $13.97        $13.61
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .11            .24          .31           .41           .42
 Net realized and unrealized gain (loss)               2.06          (1.29)       (1.37)         1.20          1.57
                                                     ---------------------------------------------------------------
 Total from investment operations                      2.17          (1.05)       (1.06)         1.61          1.99
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.12)          (.21)        (.27)         (.36)         (.41)
 Tax return of capital distribution                    (.03)            --           --            --            --
 Distributions from net realized gain                    --           (.38)        (.74)        (1.09)        (1.22)
                                                     ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.15)          (.59)       (1.01)        (1.45)        (1.63)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.44         $10.42       $12.06        $14.13        $13.97
                                                     ===============================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   20.98%         (9.41)%      (8.00)%       12.35%        15.28%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $47,212        $33,300      $36,171       $38,522       $38,978
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $38,407        $37,412      $39,030       $38,597       $43,701
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 0.90%          2.03%        2.37%         2.92%         2.85%
 Total expenses                                        1.98% 3        1.96% 3      1.81% 3       1.94% 3       1.93% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                205%            31%          40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


30 OPPENHEIMER MULTIPLE STRATEGIES FUND

 Class N    Year Ended September 30,                   2003          2002          2001 1
----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $10.48         $12.13       $13.67
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .20            .39          .24
 Net realized and unrealized gain (loss)               2.01          (1.38)       (1.48)
                                                     -----------------------------------
 Total from investment operations                      2.21           (.99)       (1.24)
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.17)          (.28)        (.30)
 Tax return of capital distribution                    (.03)            --           --
 Distributions from net realized gain                    --           (.38)          --
                                                     -----------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.20)          (.66)        (.30)
----------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.49         $10.48       $12.13
                                                     ===================================

----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   21.27%         (8.94)%      (9.30)%

----------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $3,349           $798          $95
----------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $1,604           $454          $12
----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 1.24%          2.49%        5.81%
 Total expenses                                        1.76%          1.48%        1.32%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses            1.62%           N/A 4        N/A 4
----------------------------------------------------------------------------------------
 Portfolio turnover rate                                205%            31%          40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multiple Strategies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2003, the market value of these securities comprised 2.5% of the Fund's net assets, and resulted in unrealized loss of $159,353.

32 OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into when-issued purchase commitments of $129,944,063.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $862,250, representing 0.12% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

33 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

34 OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                           Net Unrealized
                                                                             Appreciation
                                                                         Based on Cost of
                                                                           Securities and
              Undistributed    Undistributed            Accumulated     Other Investments
              Net Investment       Long-Term                   Loss           for Federal
              Income                    Gain   Carryforward 1,2,3,4   Income Tax Purposes
              ---------------------------------------------------------------------------
              $--                        $--            $28,782,459          $104,909,436

 1. As of September 30, 2003, the Fund had $3,900,101 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009        $   28,532
                              2011         3,871,569
                                          ----------
                              Total       $3,900,101*
                                          ==========

   *Includes $28,532 from capital loss carryforward acquired in the September 4, 2003 merger with Oppenheimer Select Managers QM Active Balanced Fund.

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of September 30, 2003, the Fund had $20,597,738 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $3,084,875 of post-October foreign currency losses which were deferred.
 4. The Fund had $1,199,745 of straddle losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From               From                            Net
                 Ordinary        Capital     Tax Return      Investment
                 Income             Loss     of Capital            Loss
                 ------------------------------------------------------
                 $637,149     $2,358,874     $1,707,026             $--

 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:

                                            Year Ended          Year Ended
                                    September 30, 2003  September 30, 2002
                 ---------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $10,883,158          $16,739,835
                 Long-term capital gain            --           19,870,692
                 Return of capital          1,707,026                   --
                                          --------------------------------
                 Total                    $12,590,184          $36,610,527
                                          ================================

35 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $838,937,889
                                                 ============
                 Gross unrealized appreciation   $119,170,115
                 Gross unrealized depreciation    (14,260,679)
                                                 ------------
                 Net unrealized appreciation     $104,909,436
                                                 ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2003, the Fund's projected benefit obligations were increased by $4,785 and payments of $9,736 were made to retired trustees, resulting in an accumulated liability of $125,530 as of September 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

36 OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended September 30, 2003     Year Ended September 30, 2002
                                Shares             Amount         Shares             Amount
--------------------------------------------------------------------------------------------
 Class A
 Sold                        4,105,517        $47,076,255      3,119,704        $38,219,004
 Dividends and/or
 distributions reinvested      867,685         10,173,237      2,300,598         28,557,940
 Acquisition--Note 11          460,912          5,789,058             --                 --
 Redeemed                   (5,572,268)       (63,480,242)    (5,720,740)       (68,892,162)
                            ----------------------------------------------------------------
 Net decrease                 (138,154)       $  (441,692)      (300,438)       $(2,115,218)
                            ================================================================

--------------------------------------------------------------------------------------------
 Class B
 Sold                        1,845,061        $21,105,571      1,621,677        $19,347,586
 Dividends and/or
 distributions reinvested       56,269            654,993        237,129          2,923,736
 Acquisition--Note 11           61,992            768,077             --                 --
 Redeemed                   (2,000,366)       (22,538,032)    (1,869,194)       (22,086,638)
                            ----------------------------------------------------------------
 Net increase (decrease)       (37,044)       $    (9,391)       (10,388)       $   184,684
                            ================================================================

--------------------------------------------------------------------------------------------
 Class C
 Sold                        1,252,468        $14,407,664        785,399        $ 9,356,388
 Dividends and/or
 distributions reinvested       40,146            469,075        129,600          1,602,446
 Acquisition--Note 11           93,553          1,163,802             --                 --
 Redeemed                     (787,972)        (8,865,070)      (719,571)        (8,605,618)
                            ----------------------------------------------------------------
 Net increase                  598,195        $ 7,175,471        195,428        $ 2,353,216
                            ================================================================

--------------------------------------------------------------------------------------------
 Class N
 Sold                          170,483        $ 1,997,262         83,325        $ 1,000,643
 Dividends and/or
 distributions reinvested        2,505             29,692          1,206             14,492
 Acquisition--Note 11           47,795            597,438             --                 --
 Redeemed                      (28,893)          (335,106)       (16,163)          (192,530)
                            ----------------------------------------------------------------
 Net increase                  191,890        $ 2,289,286         68,368        $   822,605
                            ================================================================


37 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $1,304,825,376 and $1,192,109,085, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $968,967 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------
 September 30, 2003 $444,448      $149,815       $26,447       $389,821         $69,428         $14,816

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
 Year Ended             Distributor   Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
 September 30, 2003          $2,174      $172,208         $4,803         $4,571

38 OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $1,028,194, all of which were paid by the Distributor to recipients, which included $2,776 retained by the Distributor and $65,839 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
               Total Expenses    Amount Retained        Expenses  of Net Assets
                   Under Plan     by Distributor      Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan        $578,085           $424,390      $2,531,951           3.90%
 Class C Plan         383,689             56,716         960,179           2.03
 Class N Plan           7,982              6,576          26,336           0.79


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of September 30, 2003, the Fund had no outstanding foreign currency contracts.

39 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                            Unrealized
                            Expiration     Number of    Valuation as of   Appreciation
 Contract Description            Dates     Contracts       Sept.30,2003  (Depreciation)
---------------------------------------------------------------------------------------
 Contracts to Purchase
 U.S. Long Bonds              12/19/03           148        $16,599,125     $  364,721
 U.S. Treasury Nts., 2 yr.    12/29/03           172         37,082,125        470,604
 U.S. Treasury Nts., 10 yr.   12/19/03           332         38,055,500      1,371,238
                                                                            -----------
                                                                             2,206,563
                                                                            -----------
 Contracts to Sell
 U.S. Treasury Nts., 5 yr.    12/19/03           277         31,430,844       (931,922)
                                                                            -----------
                                                                            $1,274,641
                                                                            ===========

40 OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2003 was as follows:

                                        Call Options
                             -----------------------
                             Number of     Amount of
                             Contracts      Premiums
----------------------------------------------------
 Options outstanding as of
 September 30, 2002              5,477  $  1,203,452
 Options written                14,970     2,366,252
 Options closed or expired     (12,829)   (2,366,463)
 Options exercised                (792)     (174,259)
                              ----------------------
 Options outstanding as of
 September 30, 2003              6,826    $1,028,982
                              ======================

41 OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 8. Total Return Swap Contracts
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of September 30, 2003, the Fund had entered into the following total return swap agreements:

                                              Paid by          Received by
 Swap                                     the Fund at          the Fund at    Termination     Unrealized
 Counterparty        Notional      September 30, 2003   September 30, 2003           Date   Appreciation
--------------------------------------------------------------------------------------------------------
                                                                  Value of
                                            Six-Month      total return of
                                           LIBOR less      Lehman Brothers
 Deutsche Bank AG  $7,526,000         40 basis points           CMBS Index       12/31/03       $231,387


--------------------------------------------------------------------------------
 9. Illiquid Securities
 As of September 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2003 was $18,621,645, which represents 2.69% of the Fund's net assets.

--------------------------------------------------------------------------------
 10. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of September 30, 2003, the Fund had on loan securities valued at $22,896,076. Cash of $23,210,449 was received as collateral for the loans, and has been invested in approved instruments.

42 OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 11. Acquisition of Oppenheimer Select Managers QM Active Balanced Fund
 On September 5, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers QM Active Balanced Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers QM Active Balanced Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.743061 for Class A, 0.748082 for Class B, 0.746018 for Class C and 0.746337
 for Class N of the Fund to one share of Oppenheimer Multiple Strategies Fund) 460,912: 61,992: 93,553 and 47,795 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $5,789,058, $768,077, $1,163,802 and $597,438 in exchange for the net assets, resulting in combined Class A net assets of $576,426,341, Class B net assets of $63,310,584, Class C net assets of $45,976,371 and Class N net assets of $2,902,200 on September 5, 2003. The net assets acquired included net unrealized appreciation of $535,545 and unused capital loss carryforward of $28,532 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
 12. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

43 OPPENHEIMER MULTIPLE STRATEGIES FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Multiple Strategies Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Multiple Strategies Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 October 21, 2003

44 OPPENHEIMER MULTIPLE STRATEGIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions should be multiplied by 53.96% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $5,405,509 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

45 OPPENHEIMER MULTIPLE STRATEGIES FUND

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age               by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee


INDEPENDENT                                The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                   Centennial, CO 80112-3924. Each Trustee oversees 25 portfolios in the
                                           OppenheimerFunds complex except for Mr. Galli who also serves as trustee of 10 other Oppenheimer funds that are not Board I funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.



Clayton K. Yeutter,                        Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board of                   Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
Trustees (since 2003),                     formerly a director of Caterpillar, Inc. (1993-December 2002).
Trustee (since 1991)
Age: 72

Robert G. Galli,                           A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                       2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                                    Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                           Manager).

Phillip A. Griffiths,                      A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                       director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                                    Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                           Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                           Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                           New York Corporation (1994-1999).

Joel W. Motley,                            Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                       adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                                    financial adviser); Formerly he held the following positions: Managing Director
                                           (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                           Motley & Co. (privately-held financial adviser).

Kenneth A. Randall,                        A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1987)                       Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                    Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                           Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                           American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                           Company.

Edward V. Regan,                           President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)                       director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                    and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                           Chairman of Municipal Assistance Corporation for the City of New York, New York
                                           State Comptroller and Trustee of New York State and Local Retirement Fund.


Russell S. Reynolds, Jr.,                  Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                       governance consulting and executive recruiting); a life trustee of International
Age: 71                                    House (non-profit educational organization), and a trustee (since 1996) of the
                                           Greenwich Historical Society.

46 OPPENHEIMER MULTIPLE STRATEGIES FUND

Donald W. Spiro,                           Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the Board                 (January 1969-August 1999) of the Manager.
of Trustees,
Trustee (since 1987)
Age: 77

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         The address of Mr. Murphy in the chart below is Two World Financial Center,
AND OFFICER                                New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                            Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                     (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                       other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                    Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                           Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                           Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                           (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                           Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                           of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                           OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                           Corporation (since November 2001), HarbourView Asset Management Corporation and
                                           OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                           2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                           Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                           and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                           Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company (the Manager's parent company); a director (since June 1995)
                                           of DLB Acquisition Corporation (a holding company that owns the shares of David
                                           L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                           2000-June 2001) of the Manager; President and trustee (November 1999-November
                                           2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                           Insurance Company; President, Chief Executive Officer and director (September
                                           1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                           1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                           wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 83 portfolios in the
                                           OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                   The address of the Officers in the chart below is as follows: for Messrs.
                                           Ferreira, Leavy, Manioudakis and Zack, Two World Financial Center, New York, NY
                                           10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                                           Officer, except Ferreira, Leavy and Manioudakis, oversees 83 portfolios in the
                                           OppenheimerFunds complex. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Emmanuel Ferreira,                         Vice President of the Manager (since January 2003). An officer of 2 portfolios
Vice President (since 2003)                in the OppenheimerFunds complex. Formerly, Portfolio Manager at Lashire
Age: 36                                    Investments (July 1999-December 2002), and a Senior Analyst at Mark Asset
                                           Management (July 1997-June 1999).

47 OPPENHEIMER MULTIPLE STRATEGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Christopher Leavy,                         Senior Vice President (since September 2000) of the Manager; an officer of 7
Vice President (since 2003)                portfolios in the OppenheimerFunds complex; prior to joining the Manager in
Age: 32                                    September 2000, he was a portfolio manager of Morgan Stanley Dean Witter
                                           Investment Management (1997 - September 2000).




Angelo Manioudakis,                        Senior Vice President of the Manager (since April 2002); an officer of 12
Vice President (since 2003)                portfolios in the OppenheimerFunds complex; formerly Executive Director and
Age: 36                                    portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
                                           Investment Management (August 1993-April 2002).




Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                     (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                    Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                           Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                           Inc. (since November 2000) (offshore fund management subsidiaries of the
                                           Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                           (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                           Program (since April 2000); formerly Principal and Chief Operating Officer
                                           (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.


Robert G. Zack,                            Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                     of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                           (since November 2001) of HarbourView Asset Management Corporation; Vice
                                           President and a director (since November 2000) of Oppenheimer Partnership
                                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                           November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                           Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                           Centennial Asset Management Corporation; a director (since November 2001) of
                                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                           2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                           1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                           plc (October 1997-November 2001).


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

48 OPPENHEIMER MULTIPLE STRATEGIES FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)